Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities:
Due to related parties	$ 17,742	$ 14,234
Deferred revenue - current (e)	7,315	11,550
CSM – payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	16,638	13,218
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,104	1,016
Capital Maritime And Trading Corp.
Liabilities:
Deferred revenue - current (e)	0	0
Total liabilities	$ 17,742	$ 14,234